Introduction and overview of Group's risk management - Financial instruments by category - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 4,483,418	$ 3,410,308
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,482,025	3,406,537
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,393	3,771
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,344,402	2,609,090
Bank and bond borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,344,402	2,609,090
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	442,959	342,841
Trade payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	442,959	342,841
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	90,135	78,505
Other payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	90,135	78,505
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	604,529	376,101
Lease liabilities [member] | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	604,529	376,101
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,393	3,771
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,393	$ 3,771